S000009423 [Member] Investment Objectives and Goals - iShares U.S. Aerospace & Defense ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Aerospace & Defense ETF ITA | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector.